ClearBridge International Growth Fund
CLEARBRIDGE INTERNATIONAL GROWTH FUND
Investment objective
Long-term growth of capital.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 18 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 42 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class R1 shares for purchase by new or existing investors.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - ClearBridge International Growth Fund - USD ($)		Class A		Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)		5.75%	[1]	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[2]	none	[3]	1.00%	none	none	none	none	none
Small account fee ($)	[4]	$ 15		$ 15	none	none	none	none	none
[1]	The sales charge is waived for shareholders purchasing Class A shares through accounts where Legg Mason Investor Services, LLC is the broker-dealer of record (“LMIS Accounts”).
[2]	Maximum deferred sales charge (load) may be reduced over time.
[3]	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[4]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ClearBridge International Growth Fund		Class A	Class C	Class FI	Class R		Class R1		Class I	Class IS
Management fees		0.70%	0.70%	0.70%	0.70%		0.70%		0.70%	0.70%
Distribution and/or service (12b-1) fees		0.25%	1.00%	0.25%	0.50%		1.00%		none	none
Other expenses		0.24%	0.30%	0.32%	0.27%	[1]	0.37%	[2]	0.26%	0.17%	[2]
Total annual fund operating expenses		1.19%	2.00%	1.27%	1.47%		2.07%		0.96%	0.87%
Fees waived and/or expenses reimbursed	[3]	(0.04%)	(0.10%)	(0.12%)	(0.07%)		(0.17%)		(0.06%)	(0.07%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		1.15%	1.90%	1.15%	1.40%		1.90%		0.90%	0.80%
[1]	“Other expenses” for Class R shares have been restated to exclude fees recaptured pursuant to the fund’s expense limitation arrangements.
[2]	“Other expenses” for Class R1 and Class IS shares are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses will not exceed 1.15%, 1.90%, 1.15%, 1.40%, 1.90%, 0.90% and 0.80% for Class A, C, FI, R, R1, I and IS shares, respectively, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ (“Board”) consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limits described above. For the fiscal year ended October 31, 2015, amounts recaptured totaled 0.05% for Class R shares, and these amounts are excluded from “Other expenses.”

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example - ClearBridge International Growth Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	685	927	1,188	1,932
Class C	293	618	1,069	2,320
Class FI	117	390	685	1,523
Class R	143	458	796	1,752
Class R1	193	633	1,098	2,387
Class I	92	300	525	1,172
Class IS	82	271	475	1,066

Number of years you own your shares ($)
Expense Example, No Redemption - ClearBridge International Growth Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	685	927	1,188	1,932
Class C	193	618	1,069	2,320
Class FI	117	390	685	1,523
Class R	143	458	796	1,752
Class R1	193	633	1,098	2,387
Class I	92	300	525	1,172
Class IS	82	271	475	1,066

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Principal investment strategies
The fund normally invests primarily in common stocks of foreign companies that, in the portfolio managers’ opinion, appear to offer above average growth potential and trade at a significant discount to the portfolio managers’ assessment of their intrinsic value. Intrinsic value, according to the portfolio managers, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company’s ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. The fund may invest in common stocks of foreign companies of any size located throughout the world. The portfolio managers consider foreign companies to include those organized, headquartered or with substantial operations outside of the United States. These companies may be located, or have substantial operations, in emerging markets, provided that the fund will normally not invest more than 10% of its net assets, at the time of purchase, in securities of companies domiciled in emerging markets. The fund’s policy is to remain substantially invested in common stocks or securities convertible into or exchangeable for common stock. Any income realized will be incidental to the fund’s objective.
Principal risks
Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline.

Foreign investments and emerging markets risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Market events risk. In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the fund’s value may not rise as much as the value of funds that focus on companies with smaller market capitalizations.

Small and medium capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Portfolio management risk. The value of your investment may decrease if the manager’s judgment about the attractiveness or value of, or market trends affecting a particular security, industry, sector or region, or about market movements is incorrect, or if there are imperfections, errors or limitations in the tools and data used by the manager. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the manager and could have an adverse effect on the value or performance of the fund.

Growth investing risk. The fund’s growth-oriented investment style may increase the risks of investing in the fund. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on value stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many growth funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Market sector risk. The fund may be significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more sensitive to developments affecting those companies, industries or market sectors.

Liquidity risk. Some assets held by the fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, any subadviser and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

These risks are discussed in more detail later in this Prospectus or in the SAI.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Effective December 31, 2015, the fund changed its name from ClearBridge Global Growth Trust to ClearBridge International Growth Fund, adopted the fund’s current investment strategies, and compared its performance to the MSCI EAFE Index. Prior to December 31, 2015, the fund focused on a global growth strategy, including investments in U.S. based companies, and compared its performance to the MSCI All Country World Index. The fund’s performance is shown in comparison with both the MSCI EAFE Index and the MSCI All-Country World Index. The fund’s past performance would have been different if the fund were managed using the current investment strategies. The fund makes updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Total returns (%) Before taxes

Calendar Years ended December 31 Best Quarter (06/30/2009): 19.49 Worst Quarter (12/31/2008): (32.55)
Average annual total returns (%) (for periods ended December 31, 2015)
Average Annual Total Returns - ClearBridge International Growth Fund		1 year	5 years	10 years		Since inception	Inception date
Class C	[1]	(4.17%)	8.14%	0.75%
Class C | Return after taxes on distributions	[1]	(4.17%)	8.14%	0.57%
Class C | Return after taxes on distributions and sale of fund shares	[1]	(2.36%)	6.42%	0.59%
Class A	[1]	(8.12%)	7.65%		[2]	14.01%	Feb. 03, 2009
Class FI	[1]	(2.51%)	8.94%	1.51%
Class R	[1]	(2.77%)	8.66%		[2]	1.20%	Dec. 28, 2006
Class I	[1]	(2.26%)	9.22%	1.79%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[1],[3]	(0.81%)	3.60%	3.03%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	[1],[4]	(2.36%)	6.09%	4.76%
[1]	The total returns include gains from the settlement of securities litigation. Without these gains, total returns would have been lower.
[2]	N/A
[3]	For Class A and R shares, each for the period from the class’ inception date to December 31, 2015, the average annual return for the MSCI EAFE Index was 9.60% and 0.73%, respectively.
[4]	For Class A and Class R shares, each for the period from the class’ inception date to December 31, 2015, the average annual total return of the MSCI All Country World Index was 12.22% and 3.07%, respectively.

Returns for Class R1 and Class IS shares are not yet available for a full calendar year. The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of fund shares.